Transfers of Financial Assets (Tables)	12 Months Ended
Oct. 31, 2025
Statement [Line Items]
Summary of Carrying Value and Fair Value of Transferred Assets That Did Not Qualify for Derecognition and Associated Liabilities Relating to Loan Securitizations
The following table presents the carrying values and fair values of transferred assets that did not qualify for derecognition
and
the associated liabilities relating to loan securitizations:

(Canadian $ in millions)	2025		2024
	Carrying value (1)	Fair value	Carrying value (1)	Fair value
Assets
Trading securities (2)	$22	$–	$106	$–
Loans	10,525	–	9,277	–
Other related assets (3)	6,752	–	6,952	–
Total	$17,299	$17,209	$16,335	$16,118
Associated liabilities (4)	$16,977	$16,815	$15,790	$15,598

(1)	Carrying value of loans is net of ACL, where applicable.
(2)	Trading securities represent CMO issued by third-party sponsored vehicles, where we do not substantially transfer all of the risks and rewards of ownership to third-party investors.
(3)
Other related assets represent payments received on account of mortgages pledged under securitization programs that have not yet been applied against the associated liabilities. The payments received are held in permitted instruments on behalf of investors in the securitization vehicles until principal payments are required to be made on the associated liabilities. In order to compare all assets supporting the associated liabilities, this amount is added to the carrying value of the securitized assets in the table above.

(4)	Associated liabilities are recognized in securitization and structured entities’ liabilities in our Consolidated Balance Sheet.